Business combination (Details 1) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Non-current
Gross contractual amount receivable for acquired trade receivables	R$ 56,854
Gross contractual amount receivable which is not expected to be collected for acquired trade receivables	541
CI&T Brazil | Dextra Group
Current
Cash and cash equivalents	8,216
Trade receivables	56,313	[1]
Recoverable taxes	1,668
Other assets	2,386
Current assets	68,583
Non-current
Recoverable taxes	3,932
Property, plant and equipment (note 13)	9,149
Intangible assets (note 14)	148,523
Right-of-use assets (note 15)	5,414
Non-current assets	167,018
Total assets	235,601
Current
Suppliers	5,627
Lease liabilities (note 15)	3,105
Salaries and welfare charges	23,436
Tax liabilities	10,569
Contract liabilities	1,933
Other liabilities	26
Current liabilities	44,696
Non-current
Other liabilities	18
Lease liabilities (note 15)	3,035
Non-current liabilities	3,053
Total liabilities	47,749
Total identifiable net assets acquired	R$ 187,852

[1]	Gross contractual amount receivable is R$56,854 and R$541 is not expected to be collected.